ACQUISITIONS - Schedule of purchase price allocations for TerraForm Global and European Wind (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2017
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	$ (685)	$ (495)
Non-recourse borrowings	$ (9,573)	$ (8,696)
TerraForm Global
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 611
Restricted cash			90
Trade receivables and other current assets			62
Financial instruments			20
Property, plant and equipment, at fair value			1,208
Deferred tax assets			18
Other long-term assets			94
Current liabilities			(73)
Current portion of non-recourse borrowings			(1,183)
Financial instruments			(15)
Non-recourse borrowings			(5)
Deferred income tax liabilities			(15)
Other long-term liabilities			(54)
Non-controlling interests			(1)
Fair value of net assets acquired			757
European Wind
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				$ 0
Restricted cash				0
Trade receivables and other current assets				1
Financial instruments				0
Property, plant and equipment, at fair value				37
Deferred tax assets				0
Other long-term assets				0
Current liabilities				(4)
Current portion of non-recourse borrowings				0
Financial instruments				0
Non-recourse borrowings				0
Deferred income tax liabilities				(2)
Other long-term liabilities				0
Non-controlling interests				0
Fair value of net assets acquired				$ 32
Acquisitions Completed In 2017
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			611
Restricted cash			90
Trade receivables and other current assets			63
Financial instruments			20
Property, plant and equipment, at fair value			1,245
Deferred tax assets			18
Other long-term assets			94
Current liabilities			(77)
Current portion of non-recourse borrowings			(1,183)
Financial instruments			(15)
Non-recourse borrowings			(5)
Deferred income tax liabilities			(17)
Other long-term liabilities			(54)
Non-controlling interests			(1)
Fair value of net assets acquired			$ 789